Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited)

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 2,990,122
		$ 2,990,122
Other Revenue — 1.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 3,449,073
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,305,651
Series A, 0.944%, 7/1/26	1,285	1,125,781
YMCA of Greater New York, 2.303%, 8/1/26	265	233,688
		$6,114,193
Total Corporate Bonds (identified cost $10,551,721)		$9,104,315

Tax-Exempt Mortgage-Backed Securities — 1.9%

Security	Principal Amount (000's omitted)	Value
Housing — 1.9%
California Housing Finance Agency, Municipal Certificates:
Series 2021-1, Class A, 3.50%, 11/20/35	$2,568	$ 2,219,950
Series 2021-3, Class A, 3.25%, 8/20/36	2,469	2,115,033
National Finance Authority, NH, Municipal Certificates, Series 2022-1, Class A, 4.375%, 9/20/36	2,991	2,725,540
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,608	1,366,254
Total Tax-Exempt Mortgage-Backed Securities (identified cost $10,225,359)		$ 8,426,777

Tax-Exempt Municipal Obligations — 89.1%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund):
Green Bonds, 5.00%, 10/1/25	$2,165	$ 2,285,222
Green Bonds, 5.00%, 10/1/31	1,000	1,088,480
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,213,530
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,589,670
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,119,060
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Iowa Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 8/1/35	$1,500	$ 1,611,045
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,163,222
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	2,000	2,095,480
Texas Water Development Board, (State Revolving Fund):
5.00%, 8/1/28	1,000	1,087,520
5.00%, 8/1/29	1,100	1,208,152
		$ 15,461,381
Education — 11.0%
Arizona State University:
Green Bonds, 5.00%, 7/1/41	$3,000	$3,085,680
Green Bonds, 5.00%, 7/1/43	2,100	2,184,819
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/23	100	99,652
4.00%, 6/15/24	120	119,108
4.00%, 6/15/25	110	108,369
4.00%, 6/15/26	110	107,532
4.00%, 6/15/27	80	77,624
4.00%, 6/15/28	125	120,468
4.00%, 6/15/30	100	94,387
4.00%, 6/15/31	100	92,957
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	972,596
Green Bonds, 5.00%, 10/1/36	765	804,252
Green Bonds, 5.00%, 10/1/38	730	764,719
Clifton Higher Education Finance Corp., TX, (Idea Public Schools):
5.00%, 8/15/25	360	370,994
5.00%, 8/15/28	300	315,144
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	361,037
5.00%, 6/1/31(1)	1,000	997,150
Georgia Private Colleges and Universities Authority, (Emory University):
5.00%, 9/1/32	1,000	1,134,500
5.00%, 9/1/33	500	542,630
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,039,350
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,147,425
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	1,827,017
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School):
4.00%, 6/1/25	965	962,597

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School): (continued)
4.00%, 6/1/26	$500	$ 497,365
4.00%, 6/1/29	1,130	1,107,773
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	369,376
5.00%, 9/1/28	225	239,596
5.00%, 9/1/29	400	429,536
Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/26	215	221,650
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	224,553
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	417,845
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/33	1,000	1,095,500
5.00%, 10/1/34	1,000	1,085,470
Massachusetts Health and Educational Facilities Authority, (Harvard University), 2.70%, 11/1/49(2)	500	500,000
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,164,905
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	640,068
Green Bonds, 5.00%, 10/1/29	635	682,365
Green Bonds, 5.00%, 10/1/30	445	477,454
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	642,108
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	392,809
Ohio State University, 5.00%, 12/1/29	1,915	2,128,101
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,479,180
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/31	325	293,582
4.00%, 7/1/41	1,000	794,430
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	900	805,509
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,066,280
University of Connecticut:
5.00%, 5/1/24	2,000	2,056,280
5.00%, 5/1/26	1,600	1,690,768
University of South Carolina, 5.00%, 5/1/46	2,485	2,580,722
University of Utah:
Green Bonds, 5.00%, 8/1/35	2,000	2,164,500
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Utah: (continued)
Green Bonds, 5.00%, 8/1/37	$1,150	$ 1,237,733
University of Washington, 4.00% to 8/1/27 (Put Date), 5/1/48	2,000	2,045,720
		$ 47,861,185
Electric Utilities — 1.9%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$ 1,867,500
4.00%, 9/1/40	2,000	1,844,800
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000	1,081,090
Southern California Public Power Authority, Green Bonds, 5.00%, 4/1/24	1,460	1,493,463
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,080,173
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	698,905
		$8,065,931
Escrowed/Prerefunded — 2.3%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$1,953,874
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,125,707
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,053,340
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,633,350
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,064,710
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	93,888
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,018,270
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,018,270
		$9,961,409
General Obligations — 25.1%
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	$2,000	$2,041,580
Broward County School District, FL, 5.00%, 7/1/27	5,155	5,531,470
California:
4.00%, 9/1/32	1,000	1,018,250
5.00%, 9/1/35	4,000	4,378,600
5.00%, 9/1/42	1,500	1,571,550
Green Bonds, 3.75%, 10/1/37	1,000	954,810
Chicago Board of Education, IL, 5.00%, 12/1/30	2,500	2,529,275
Connecticut:
5.00%, 9/15/28	1,000	1,084,640
Green Bonds, 5.00%, 11/15/31	1,000	1,030,770
Corvallis School District No. 509J, OR, 5.00%, 6/15/26	3,790	4,027,822

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	$2,000	$ 2,106,140
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,912,640
Grapevine-Colleyville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	4,000	4,184,040
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	929,630
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	428,485
Harris County Flood Control District, TX, Sustainability Bonds, 5.00%, 10/1/35	1,250	1,363,500
Hawaii, 4.00%, 10/1/34	2,000	2,013,140
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,287,925
Indianapolis Public Schools, IN:
Social Bonds, 5.00%, 1/15/25	1,000	1,038,540
Social Bonds, 5.00%, 7/15/25	1,000	1,045,580
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,560,082
Johnson City, TN:
5.00%, 3/1/26	2,385	2,520,063
5.00%, 3/1/27	2,500	2,678,600
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,483,960
Los Angeles Community College District, CA, (Election of 2008):
5.00%, 8/1/36	2,000	2,217,020
5.00%, 8/1/37	3,000	3,310,770
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,025,320
Madison County, TN, 5.00%, 5/1/25	1,170	1,222,919
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,084,780
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,733,543
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,076,670
New York, NY, 5.00%, 8/1/26	2,000	2,043,780
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,062,850
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,021,060
5.00%, 2/1/33	650	695,442
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	895,409
Rhode Island and Providence Plantations, 4.00%, 4/1/34	2,650	2,692,983
Richardson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	750	767,985
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	4,832,100
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,166,760
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/24	$1,130	$ 1,168,149
Green Bonds, 5.00%, 8/1/26	1,000	1,069,920
Green Bonds, 5.00%, 8/1/27	1,000	1,086,250
Green Bonds, 5.00%, 8/1/28	1,000	1,101,980
Green Bonds, 5.00%, 8/1/33	1,000	1,072,480
Green Bonds, 5.00%, 8/1/35	1,120	1,212,702
Summit County, UT:
5.00%, 6/15/29	1,350	1,493,410
5.00%, 6/15/30	2,835	3,167,744
Texas, (AMT), 5.00%, 8/1/34	4,185	4,491,468
Tualatin Hills Park & Recreation District, OR, Green Bonds, 5.00%, 6/1/25	2,450	2,557,751
Waco, TX, 4.00%, 2/1/26	2,005	2,049,451
Watertown, MA, Green Bonds, 5.00%, 6/15/31	1,325	1,493,182
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,556,418
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,052,580
		$109,143,968
Hospital — 5.5%
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	$1,010	$1,049,723
5.00%, 12/1/27	1,075	1,123,751
5.00%, 12/1/28	1,125	1,184,107
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00% to 8/15/28 (Put Date), 5/15/62	5,000	5,327,650
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/32	820	842,648
5.00%, 7/15/34	890	906,118
5.00%, 7/15/35	930	944,573
Idaho Health Facilities Authority, (St. Luke's Health System):
4.00%, 3/1/39	710	635,912
4.00%, 3/1/40	845	750,715
4.00%, 3/1/41	805	709,849
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,014,008
4.00%, 4/1/36	2,520	2,089,584
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	2,918,490
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	511,625
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,745,180
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00%, 6/1/27	1,000	1,058,170

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York City Health and Hospitals Corp., NY, 4.00%, 2/15/28	$1,000	$ 1,023,790
		$ 23,835,893
Housing — 10.7%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$ 375,571
Social Bonds, 5.00%, 12/1/28	400	431,420
Social Bonds, 5.00%, 6/1/29	440	474,206
Social Bonds, 5.00%, 12/1/29	360	389,538
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,286,264
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,033,538
District of Columbia Housing Finance Agency:
1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,896,960
3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,872,470
4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,752,250
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/24	175	173,651
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	978,802
4.00%, 5/15/34	1,145	1,067,506
Indiana Housing and Community Development Authority, SFMR:
(GNMA/FNMA/FHLMC), Social Bonds, 4.35%, 7/1/37	1,000	967,110
(GNMA/FNMA/FHLMC), Social Bonds, 4.60%, 7/1/42	1,000	972,190
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,447,848
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,449,803
4.35%, 7/1/50	1,000	893,820
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	713,003
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,461,060
Sustainability Bonds, 2.80%, 12/1/26	1,000	962,080
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	3,000	2,625,121
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,665	3,489,190
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,000	3,602,880
3.80%, 11/1/30	1,000	969,630
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,670,613
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	836,329
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC/FNMA/GNMA/SONYMA), 2.85%, 11/1/39	2,000	1,524,460
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency: (continued)
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	$2,000	$ 1,859,840
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	853,647
Social Bonds, 0.95%, 10/1/28	1,125	945,653
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.30%, 10/1/42	3,000	2,689,260
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	666,902
5.00%, 6/1/29	365	364,974
Utah Housing Corp., 4.00%, 1/1/36	755	745,917
		$46,443,506
Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$823,701
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,862,740
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,518,058
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	979,470
		$5,183,969
Insured - Education — 0.4%
New York Dormitory Authority, (School Districts Financing Program):
(BAM), 5.00%, 10/1/25	$1,000	$1,047,070
(BAM), 5.00%, 10/1/28	750	813,060
		$1,860,130
Insured - Electric Utilities — 0.6%
New York Power Authority:
(AGM), 5.00%, 11/15/25	$1,450	$1,529,112
(AGM), 5.00%, 11/15/27	1,000	1,083,460
		$2,612,572
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$904,350
Riverside Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/33	1,000	1,076,310
		$1,980,660

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35	$500	$ 515,240
(AGM), 5.00%, 7/1/36	250	257,135
		$ 772,375
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	$485	$ 517,786
Green Bonds, (AGM), (AMT), 5.00%, 9/1/30	485	519,649
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,212
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,336
		$1,069,983
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, Green Bonds, (BAM), 5.00%, 5/1/32	$400	$422,012
		$422,012
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,020,710
		$1,020,710
Insured - Water and Sewer — 0.5%
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	$1,020	$1,100,855
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,060,332
		$2,161,187
Lease Revenue/Certificates of Participation — 2.3%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/38	$2,360	$2,187,248
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	503,210
4.00%, 10/1/35	600	600,876
New Jersey Economic Development Authority, (School Facilities Construction), Social Bonds, 5.00%, 6/15/27	410	425,047
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,089,730
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,543,500
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	$3,500	$ 3,786,545
		$ 10,136,156
Other Revenue — 5.0%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,250	$ 3,438,533
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,000	1,980,260
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.81%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,602,069
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,106,960
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,068,912
District of Columbia, (DC Smart Lighting), Green Bonds, (AMT), 5.00%, 2/29/28	4,430	4,580,221
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,400,207
Green Bonds, 5.00%, 9/1/36	1,445	1,538,650
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	952,900
4.45%, 11/1/36	1,000	1,002,810
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,123,820
		$21,795,342
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$1,879,988
		$1,879,988
Special Tax Revenue — 3.9%
Florida Department of Environmental Protection, (Everglades Restoration), 5.00%, 7/1/29	$2,730	$2,995,656
Idaho Housing and Finance Association, Special Tax Revenue, 5.00%, 8/15/25	1,000	1,045,460
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,110,500
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series 2017A, Green Bonds, 5.00%, 11/15/35	1,000	1,057,540
Series 2017B, Green Bonds, 5.00%, 11/15/35	2,275	2,418,052

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	$1,000	$ 1,120,980
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 4.00%, 11/15/29	2,000	2,064,660
Green Bonds, 4.00%, 11/15/30	2,000	2,061,960
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.00%, 7/15/27	2,000	2,147,120
		$ 17,021,928
Student Loan — 1.2%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,160,020
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,053,370
(AMT), 5.00%, 7/1/31	1,000	1,050,420
		$5,263,810
Transportation — 2.7%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/34	$5,000	$5,202,050
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,150,560
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/50	1,000	1,049,630
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/30	1,375	1,525,067
		$11,927,307
Water and Sewer — 9.5%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$2,118,420
Beaverton, OR, Water Revenue:
5.00%, 4/1/24	1,290	1,324,120
5.00%, 4/1/27	1,490	1,598,278
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	161,025
5.00%, 1/1/28	770	821,236
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	989,580
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33	2,180	2,402,818
5.00%, 12/1/34	2,290	2,494,680
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	533,645
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	976,800
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,071,690
Green Bonds, 5.00%, 6/1/36	1,650	1,791,735
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	$615	$ 661,439
Green Bonds, 5.00%, 10/1/28	765	832,771
Green Bonds, 5.00%, 10/1/30	1,000	1,058,820
Green Bonds, 5.00%, 10/1/36	1,000	1,042,880
Green Bonds, 5.00%, 10/1/44	3,000	3,157,140
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,076,480
Green Bonds, 5.00%, 6/1/38	2,000	2,110,520
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	672,776
4.00%, 2/15/31	435	448,455
4.00%, 2/15/32	325	332,001
4.00%, 2/15/33	200	202,432
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,599,330
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	1,902,075
Philadelphia, PA, Water and Wastewater Revenue , 5.00%, 6/1/35	1,000	1,088,200
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/30	5,000	5,586,000
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,162,580
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,016,150
		$41,234,076
Total Tax-Exempt Municipal Obligations (identified cost $410,954,907)		$387,115,478

Taxable Municipal Obligations — 5.2%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 545,784
1.99%, 4/1/26	550	485,513
2.19%, 4/1/27	600	515,496
2.38%, 4/1/28	1,190	997,291
2.50%, 4/1/29	1,000	816,880
		$ 3,360,964

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 685,780
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,049,856
		$ 1,735,636
General Obligations — 1.6%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$ 1,963,320
Detroit, MI:
Social Bonds, 2.017%, 4/1/23	375	369,420
Social Bonds, 2.189%, 4/1/24	400	381,732
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	334,104
1.802%, 8/1/31	400	315,332
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,065,220
Tustin Unified School District, CA, 1.554%, 8/1/29	535	434,971
		$6,864,099
Hospital — 0.6%
University of Wisconsin Hospitals and Clinics Authority:
1.47%, 4/1/25	$1,000	$920,910
1.89%, 4/1/27	1,255	1,099,518
2.09%, 4/1/28	590	506,804
		$2,527,232
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$421,010
		$421,010
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$135,753
(AGM), 2.005%, 7/1/27	185	160,018
(AGM), 2.429%, 7/1/29	275	229,581
(AGM), 2.679%, 7/1/31	350	282,947
		$808,299
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$316,390
		$316,390
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 960,850
2.211%, 6/1/25	1,500	1,408,215
2.361%, 6/1/26	2,000	1,840,920
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	1,500	1,491,225
		$ 5,701,210
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 623,627
		$623,627
Total Taxable Municipal Obligations (identified cost $24,430,527)		$22,358,467

Short-Term Investments — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(5)	3,744	$ 3,744
Total Short-Term Investments (identified cost $3,744)		$ 3,744
Total Investments — 98.3% (identified cost $456,166,258)		$427,008,781
Other Assets, Less Liabilities — 1.7%		$ 7,599,367
Net Assets — 100.0%		$434,608,148

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $8,881,026 or 2.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

At September 30, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California17.9%
Others, representing less than 10% individually78.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2022, 3.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.8% of total investments.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	12/20/22	$(10,533,875)	$540,428
					$540,428

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Responsible Municipal Income Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2022, the value of the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $3,744, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$13,043,583	$ 95,449,122	$(108,492,728)	$319	$(296)	$ —	$ 4,496	—
Liquidity Fund	—	176,872,835	(176,869,091)	—	—	3,744	69,275	3,744
Total				$319	$(296)	$3,744	$73,771
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,104,315	$ —	$9,104,315
Tax-Exempt Mortgage-Backed Securities	—	8,426,777	—	8,426,777
Tax-Exempt Municipal Obligations	—	387,115,478	—	387,115,478
Taxable Municipal Obligations	—	22,358,467	—	22,358,467
Short-Term Investments	3,744	—	—	3,744
Total Investments	$3,744	$427,005,037	$ —	$427,008,781
Futures Contracts	$540,428	$ —	$ —	$540,428
Total	$544,172	$427,005,037	$ —	$427,549,209
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.